Financial risk management - Summary of changes in liabilities arising from financing activities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	S/ 8,078,398	S/ 7,401,955
Dividends payable	634,181	700,660
Cash flow	(822,474)	(602,605)
Effect of movement in exchange rate	723,156	554,882
Others	12,576	23,506
Balance as of December 31	8,625,837	8,078,398
Inter Bank Funds [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	28,971	169,138
Cash flow	(30,945)	(140,167)
Effect of movement in exchange rate	1,974
Balance as of December 31	0	28,971
Bonds Notes And Other Obligations [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	7,778,751	6,890,290
Cash flow	(91,000)	312,600
Effect of movement in exchange rate	713,744	549,801
Others	(11,823)	26,060
Balance as of December 31	8,389,672	7,778,751
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	269,755	341,836
Cash flow	(66,646)	(74,608)
Effect of movement in exchange rate	7,438	5,081
Others	24,399	(2,554)
Balance as of December 31	234,946	269,755
Dividends Payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	921	691
Dividends payable	634,181	700,660
Cash flow	(633,883)	(700,430)
Balance as of December 31	S/ 1,219	S/ 921